      AIM V.I. MONEY
      MARKET FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      Shares of the fund are currently offered only to insurance company separate accounts.
      AIM V.I. Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                                                     AIM--Registered Trademark--
       PROSPECTUS
       MAY 1, 2001

                                     This prospectus contains important
                                     information. Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     There can be no assurance that the
                                     fund will be able to maintain a
                                     stable net asset value of $1.00 per
                                     share.

                                     An investment in the fund:

                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

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                           AIM V.I. MONEY MARKET FUND
                           --------------------------
TABLE OF CONTENTS
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

INVESTMENT OBJECTIVE AND STRATEGIES          1
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PRINCIPAL RISKS OF INVESTING IN THE FUND     1
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PERFORMANCE INFORMATION                      2
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Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
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The Advisor                                  3

Advisor Compensation                         3

OTHER INFORMATION                            4
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Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
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OBTAINING ADDITIONAL INFORMATION    Back Cover
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

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
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                           AIM V.I. MONEY MARKET FUND
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INVESTMENT OBJECTIVE AND STRATEGIES
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The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

  The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks. Any percentage limitations with respect to the fund are applied at the time of purchase.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

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                           AIM V.I. MONEY MARKET FUND
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PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart shown below provides an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1994 ...........................................   3.64%
1995 ...........................................   5.70%
1996 ...........................................   4.95%
1997 ...........................................   5.13%
1998 ...........................................   5.06%
1999 ...........................................   4.66%
2000 ...........................................   5.83%

  During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarter ended September 30, 2000) and the lowest quarterly return was 0.58% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the fund's performance over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                            SINCE      INCEPTION
December 31, 2000)            1 YEAR   5 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------
AIM V.I. Money Market Fund     5.83%    5.13%      4.76%     05/05/93
-----------------------------------------------------------------------

  The AIM V.I. Money Market Fund's seven day yield on December 31, 2000 was 5.96%. For the current seven day yield, call (800) 347-4246.

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                           AIM V.I. MONEY MARKET FUND
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FUND MANAGEMENT
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THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2000, the advisor received compensation of 0.40% of average daily net assets.

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                           AIM V.I. MONEY MARKET FUND
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OTHER INFORMATION
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PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all of its securities based on the amortized cost method. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares on each business day and pays any dividends daily to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund may distribute net realized short-term gains, if any, frequently to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

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                           AIM V.I. MONEY MARKET FUND
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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.
  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                              2000          1999          1998          1997          1996
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                         $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.06          0.05          0.05          0.05          0.05
----------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                  (0.06)        (0.05)        (0.05)        (0.05)        (0.05)
============================================================================================================================
Net asset value, end of period                               $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 5.83%         4.66%         5.06%         5.14%         4.97%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $73,864       $95,152       $64,090       $58,635       $63,529
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                         0.71%(a)      0.60%         0.58%         0.59%         0.55%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net assets            5.66%(a)      4.59%         4.94%         5.01%         4.84%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)Ratios are based on average daily net assets of $75,824,258.
(b)Total return does not reflect charges at the separate account level.

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                           AIM V.I. MONEY MARKET FUND
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OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Money Market Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]          www.aimfunds.com         INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--